Employees and Personnel Costs	12 Months Ended
Dec. 31, 2020
Employees and Personnel Costs
Employees and Personnel Costs

Note 9 Employees and Personnel Costs

Average Number of Employees

	Year Ended December 31,
	2020		2019
		Percentage		Percentage
	Number of	of Male	Number of	of Male
	Employees	Employees	Employees	Employees
Parent Company
Sweden	16	44%	13	38%
	16	44%	13	38%
Subsidiaries
Switzerland	2	50%	—	—
United States	5	100%	1	100%
	7	86%	1	100%
Total for the Group	23	57%	14	43%

Wages and Salaries, Pension Costs and Social Security Costs to the Board, Executive Management and Other Employees.

Wages and Salaries

	Year Ended December 31,
	2020	2019
Parent Company
Board and executive management1)	19,211	13,109
Other employees	15,598	6,091

Subsidiaries
Board and executive management	3,184	2,973
Other employees	11,615	—
Total	49,608	22,173

1) Executive management includes CEO and other executive management.

Social Security Costs and Pension Costs

	Year Ended December 31,
	2020	2019
Parent Company
Pension costs for the Board and executive management	1,748	1,644
Pension costs to other employees	1,666	1,180
Social security costs	12,330	3,008

Subsidiaries
Pension costs for the Board and executive management	129	—
Pension costs to other employees	506	—
Social security costs	225	299
Total	16,604	6,131

Gender Distribution Among the Board and Executive Management

	Year Ended December 31,
	2020	2019
Percentage of women on the Board	60%	33%
Percentage of men on the Board	40%	67%
Percentage of women among other executive management	33%	33%
Percentage of men among other executive management	67%	67%

Disclosures Regarding Total Remuneration of the Board and Executive Management

	Year Ended December 31, 2020
	Base Salary,		Variable	Other	Share-Based
	Board Fee	Pension Costs	Remuneration	Remuneration	Payments	Total
Chairman of the Board
Elmar Schnee	834	0	0	0	310	1,144

Board members
Thomas Eklund (until June, 2020)	72	0	0	0	43	115
Hilde Furberg	273	0	0	0	106	379
Lennart Hansson	281	0	0	0	106	387
Bengt Julander (until June, 2020)	58	0	0	0	0	58
Diane Parks	379	0	0	0	106	485
Molly Henderson (from June, 2020)	345	0	0	0	37	382

Executive management
CEO	3,401	678	1,357	0	1,094	6,530

Other executive management (5 people)	9,816	1,198	1,760	472	2,018	15,264
of which relates to subsidiaries	2,547	129	636	0	0	3,312
Total	15,459	1,876	3,117	472	3,820	24,744

	Year Ended December 31, 2019
	Basic Salary,		Variable	Other	Share-based
	Board Fee	Pension Costs	Remuneration	Remuneration	Payments	Total
Chairman of the Board
Elmar Schnee	402	—	—	—	101	503

Board members
Thomas Eklund	280	—	—	—	37	317
Hilde Furberg	180	—	—	—	37	217
Lennart Hansson	102	—	—	—	37	139
Bengt Julander	102	—	—	—	—	102
Diane Parks	201	—	—	—	37	238
Olav Hellebø (until May, 2019)	58	—	—	—	—	58

Executive management
CEO	2,634	510	956	—	—	4,100

Other executive management (8 people)	8,927	1,134	1,991	4,701	—	16,753
of which relates to subsidiaries	2,382	—	591	—	—	2,973
Total	12,886	1,644	2,947	4,701	249	22,427

Other Remuneration

Other remuneration comprises of fees for services rendered to the Parent Company. Management services purchased from Cordcom Consultants KB amounted to SEK 472 and SEK 853 for the year ended December 31, 2020 and 2019, respectively, and relates to the functions of a Head of Communications and Investor Relations that were outsourced to this entity. There were no services provided from Jedako Consult AB for the year ended December 31, 2020, but for the year ended December 31, 2019 the Group purchased SEK 3,848. The services provided related to the function of a Chief Medical Officer that were outsourced to this entity.

Remuneration of Executive Management

Remuneration of the CEO and other executive management comprises base salary, pension benefits, variable remuneration and remuneration in the form of consultancy fees. Other executive management comprise the five individuals who, together with the CEO, comprise Executive Management. Other executive management are: Chief Financial Officer, Chief Medical Officer, Vice President Regulatory Affairs, Head of North America, Commercial and Vice President Operations.

Pensions

All pension commitments are defined-contribution plans for executive management. The payments made by the Group for defined contribution plans are recognized as expense in the statements of consolidated operations for the period to which they relate. The age of retirement for the CEO is 65 and the pension premium is 20% of base salary. Pension commitments for other Swedish executive management are between 15% and 20% of base salary. The age of retirement is 65 for all other executive management. Defined-benefit pension plans occurs only if required by law or other regulations. In such cases, the defined-benefit level shall be limited to the mandatory level. There are no other pension obligations.

Variable Remuneration

Variable remuneration refers to a variable bonus based on a fixed percentage of base salary. Outcome is based on a vesting period of one year and depends on fulfillment of a combination of predetermined personal targets and business targets. The maximum outcome for the CEO and for other executive management is 60% according to the guidelines for remuneration to executive management.

Severance Pay

A notice period of six months applies if employment is terminated by the CEO. A notice period of twelve months applies if employment is terminated by the Group. The CEO is not entitled to separate severance pay but is eligible to receive a salary during the period of notice. A mutual notice period of three to twelve months, with salary paid, applies between the Group and executive management. No severance pay is paid to Board members.

Guidelines for Executive Remuneration

At the 2020 Annual General Meeting the most recently adopted guidelines for executive remuneration was approved. Remuneration within the Group shall be based on principles of performance, competitiveness and fairness. Executive management refer to the CEO and other members of the executive management, as well as board members. The guidelines shall apply to employment agreements concluded after the listing on Nasdaq Stockholm, as well as to changes in existing agreements after the listing.

The remuneration to the executive management may consist of fixed remuneration, variable remuneration, share and share price-related incentive programs, pension and other benefits. If local conditions justify variations in the remuneration principles, such variations may occur. The fixed remuneration shall reflect the individual’s responsibility and experience level. The fixed remuneration shall be reviewed annually. The executive management may be offered variable remuneration paid in cash. Such remuneration may not exceed 60 percent of the annual fixed remuneration. Variable remuneration shall be connected to predetermined and measurable criteria, designed with the aim of promoting the Groups long-term value creation. Remuneration and other terms of employment for the CEO are prepared by the Remuneration Committee and decided by the Board of Directors. Remuneration and other terms of employment for other members of the executive management are decided by the CEO, in accordance with principles decided by the Board of Directors and the Remuneration Committee.

The Board of Directors is entitled to deviate from the guidelines if the Board of Directors, in a certain case, deems that there are good reasons for the deviation. Decisions as to the current remuneration levels and other conditions for employment of the CEO and the other members of the executive management have been resolved by the Board of Directors. There are no previous payments that have not been due.

Parent Company
Employees and Personnel Costs
Employees and Personnel Costs

Note 7 Employees and Personnel Costs

For salaries and benefits to employees and executive management and information about the number of employees, refer to Note 9 Employees and Personnel Costs for the Group. For information about warrants and share-based payments, see Note 10 Share-Based Payments for the Group.